Income Taxes	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Titan Pharmaceuticals Inc [Member]
Income Taxes

8. Income Taxes

As of December 31, 2024, we had federal net operating loss carryforwards of approximately $132.0 million that expire at various dates through 2037 and approximately $63.8 million which do not expire but are subject to 80% taxable income limitations. As of December 31, 2024, we had federal research and development tax credits of approximately $5.1 million that expire at various dates through 2041. We also had net operating loss carryforwards for California income tax purposes of approximately $121.5 million that expire at various dates through 2044 and state research and development tax credits of approximately $9.1 million which do not expire.

Current federal and California tax laws include substantial restrictions on the utilization of net operating losses and tax credits in the event of an ownership change of a corporation under Internal Revenue Code Section 382 and 383.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and operating loss and credit carryforwards. Significant components of our deferred tax assets are as follows:

	As of December 31,
(in thousands of U.S. dollars)	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$49,611	$53,225
Research credit carryforwards	9,214	9,841
Other, net	1,655	1,980
Total deferred tax assets	60,480	65,046
Deferred tax liabilities:
Other, net	-	(19)
Total deferred tax liabilities	-	(19)
Valuation allowance	(60,480)	(65,027)
Net deferred tax assets	$-	$-

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on our ability to generate sufficient taxable income within the carryforward period. Because of our recent history of operating losses, our management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance.

Realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Accordingly, the net deferred tax assets have been fully offset by a valuation allowance. The valuation allowance decreased by approximately $4.5 million during 2024 and decreased by approximately $5.3 million during 2023.

The provision for income taxes consists of state minimum taxes due. The effective tax rate of our provision (benefit) for income taxes differs from the federal statutory rate as follows:

	For the Years Ended December 31,
(in thousands of U.S. dollars)	2024	2023
Computed at 21%	$(980)	$(1,084)
State taxes	(436)	11
Change in valuation allowance	(4,547)	(5,310)
Other	1	2
Stock based compensation	74	218
Research and development credits	(185)	(233)
Tax attributes expirations	6,082	6,314
Impact of IRC 162m	(8)	83
Total	$1	$1

We had no unrecognized tax benefits, or any amounts accrued for interest and penalties for the three years ended December 31, 2024. Our policy is to recognize interest and penalties related to income taxes as a component of income tax expense. We do not expect the amount of unrecognized tax benefits will materially change in the next twelve months.

We file tax returns in the U.S. federal jurisdiction and various state jurisdictions. We are subject to the U.S. federal and state income tax examination by tax authorities for such years 2004 through 2024, due to net operating losses that are being carried forward for tax purposes.

TALENTEC SDN. BHD. [Member]
Income Taxes

10. TAXATION

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company and its subsidiary that operate in Malaysia and Singapore that are subject to taxes in the jurisdictions in which they operate, are as follows:

Malaysia

The Company is incorporated in Malaysia and governed by the income taxes laws of Malaysia. The income taxes provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income taxes rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM2,500,000 or less and gross income from business operations of RM50,000,000 is 17% for the first RM600,000 (or approximately $150,000), with the remaining balance being taxed at the 24% rate. For the six months ended January 31, 2024 and 2025, the tax rate applicable for the Company is 17%.

Singapore

The Company’s subsidiary, KEDAS is incorporated in Singapore and considered Singapore tax resident enterprise under Singapore tax laws and subject to enterprise income tax on its taxable income as determined under Singapore tax laws at a statutory tax rate of 17%.

The components of income before income taxes were comprised of the following:

	2024	2025
	For the six months ended January 31,
	2024	2025
Tax jurisdictions from:
-Malaysia	$48,588	$314,371
-Singapore	9,584	(19,403)
Income before income taxes	$58,172	$294,968

The provision for income taxes consisted of the following:

	2024	2025
For the six months ended January 31,
	2024	2025
Current:
-Malaysia	$-	$-
-Singapore	-	-

Deferred:
-Malaysia	-	-
-Singapore	-	-
Income tax expense	$-	$-

10.	TAXATION – Continued

A reconciliation between the Group’s actual benefit of (provision for) income taxes at the Malaysian statutory rate is as follows:

	For the six months ended January 31,
	2024	2025
Income before income tax expense	$58,172	$294,968
Income tax expense at the statutory rate of 17%	9,888	50,145
Tax effect of non-deductible expense	83	1,139
Tax effect of other temporary differences	2,379	(1,883)
Unrecognized deferred tax assets	-	3,299
Utilize prior year tax losses which not recorded deferred tax assets	(12,350)	(52,700)
Income taxes expense	$-	$-

As of July 31, 2024 and January 31, 2025, the Company has unabsorbed tax losses of approximately US$470,769 (RM2,160,122) and US$179,636 (RM800,349), respectively, which are available for set-off against future business profit. Future tax benefits arising from tax losses and deferred tax debit balances have not been recognised since there is no reasonable certainty of their recovery in future periods. This is subject to finalisation by the Inland Revenue Board. Any unabsorbed business losses and unutilised capital allowances for the year of assessment 2019 onwards shall be deductible for a maximum period of ten consecutive years of assessment immediately following that year of assessment, Any amount which is not deducted at the end of the period of seven years of assessment shall be disregarded.

As of July 31, 2024 and January 31, 2025, the Group’s subsidiary in Singapore has an unabsorbed tax loss amounting to approximately US$641,054 (SGD857,217) and US$651,844 (SGD882,988), respectively, that are available for offset against future taxable profits subject to agreement by the Singapore Comptroller of Income Tax and compliance with certain provisions of Singapore Income Tax Act, Chapter 134.

Deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Deferred tax assets:
Net operating loss carry-forwards	$189,010	$141,352
Total deferred tax assets	189,010	141,352
Less: Valuation allowance	(189,010)	(141,352)
Total deferred tax assets, net	$-	$-

10.	TAXATION – Continued

Changes in valuation allowance are as follows:

	For the six months ended January 31,
	2024	2025
Balance at the beginning of the period	$242,146	$189,010
Additions	-	3,299
Utilization	(12,350)	(52,700)
Foreign exchange effect	(6,855)	1,743
Balance at the end of the period	$222,941	$141,352

As of July 31, 2024 and January 31, 2025, the Group did not recognize any net deferred tax assets, as the Group has provided a valuation allowance of US$189,010 and US$141,352, respectively, for which it has concluded that it is more likely than not that these net operating losses would not be utilized in the future. The use of these tax losses is subject to authorties the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the group companies operate.

Uncertain Tax Position

As of July 31, 2024 and January 31, 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended January 31, 2024 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

11. TAXATION

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company and its subsidiary that operate in Malaysia and Singapore that are subject to taxes in the jurisdictions in which they operate, are as follows:

Malaysia

The Company is incorporated in Malaysia and governed by the income taxes laws of Malaysia. The income taxes provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income taxes rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM2,500,000 or less and gross income from business operations of RM50,000,000 is 17% for the first RM600,000 (or approximately $150,000) for the years ended July 31, 2023 and 2024, with the remaining balance being taxed at the 24% rate. For the years ended July 31, 2023 and 2024, the tax rate applicable for the Company is 17%.

Singapore

The Company’s subsidiary, KEDAS, is incorporated in Singapore and considered a Singapore tax resident enterprise under Singapore tax laws and subject to enterprise income tax on its taxable income as determined under Singapore tax laws at a statutory tax rate of 17%.

The components of loss/income before income taxes were comprised of the following:

	For the years ended July 31,
	2023	2024
Tax jurisdictions from:
-Malaysia	$41,729	$145,017
-Singapore	(30,043)	8,210
Income before income taxes	$11,686	$153,227

The provision for income taxes consisted of the following:

For the years ended July 31,
	2023	2024
Current:
-Malaysia	$-	$-
-Singapore	-	-

Deferred:
-Malaysia	-	-
-Singapore	-	-
Income tax expense	$-	$-

TALENTEC SDN. BHD. (formerly known as KE SDN. BHD.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2023 AND 2024

(In U.S. dollars, except share data)

11.	TAXATION – Continued

A reconciliation between the Group’s actual benefit of (provision for) income taxes at the Malaysian statutory rate is as follows:

	For the years ended July 31,
	2023	2024
Income before income tax expense	$11,686	$153,227
Income tax expense at the statutory rate of 17%	1,986	26,049
Tax effect of non-deductible expense	98	124
Tax effect of other temporary differences	3,762	1,094
Unrecognized deferred tax assets	5,107	(25,871)
Utilize prior year tax losses which not recorded deferred tax assets	(10,953)	(1,396)
Income taxes expense	$-	$-

As of July 31, 2023 and 2024, the Company has unabsorbed tax losses of approximately US$770,701 (RM3,472,008) and US$ 470,769 (RM2,160,122), respectively, which are available for set-off against future business profit. Future tax benefits arising from tax losses and deferred tax debit balances have not been recognized since there is no reasonable certainty of their recovery in future periods. This is subject to finalization by the Inland Revenue Board. Any unabsorbed business losses and unutilized capital allowances for the year of assessment 2019 onwards shall be deductible for a maximum period of ten consecutive years of assessment immediately following that year of assessment, Any amount which is not deducted at the end of the period of seven years of assessment shall be disregarded.

As of July 31, 2023 and 2024, the Group’s subsidiary in Singapore has an unabsorbed tax loss amounting to approximately US$653,687 (SGD868,293) and US$641,054 (SGD857,217), respectively, that are available for offset against future taxable profits subject to agreement by the Singapore Comptroller of Income Tax and compliance with certain provisions of Singapore Income Tax Act, Chapter 134.

Deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	For the years ended July 31,
	2023	2024
Deferred tax assets:
Net operating loss carry-forwards	$242,146	$189,010
Total deferred tax assets	242,146	189,010
Less: Valuation allowance	(242,146)	(189,010)
Total deferred tax assets, net	$-	$-

Changes in valuation allowance are as follows:

	For the years ended July 31,
	2023	2024
Balance at the beginning of the year	$246,326	$242,146
Additions	5,107	(1,396)
Utilization	(11,690)	(47,446)
Foreign exchange effect	2,403	(4,294)
Balance at the end of the year	$242,146	$189,010

TALENTEC SDN. BHD. (formerly known as KE SDN. BHD.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2023 AND 2024

(In U.S. dollars, except share data)

11.	TAXATION – Continued

As of July 31, 2023 and 2024, the Group did not recognize any net deferred tax assets, as the Group has provided a valuation allowance of US$242,146 and US$189,010, respectively, for which it has concluded that it is more likely than not that these net operating losses would not be utilized in the future. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the Group companies operate.

Uncertain Tax Position

As of July 31, 2023 and 2024, the Group did not have any unrecognized uncertain tax positions, and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended July 31, 2023 and 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.